Leases (Details) - Schedule of summary of operating leases	Mar. 31, 2023 CNY (¥)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 CNY (¥)
Schedule of Summary of Operating Leases [Abstract]
Operating lease ROU assets	¥ 11,132,428	$ 1,620,040	¥ 14,850,283
Operating lease liabilities - current	4,753,547	691,757	4,322,252
Operating lease liabilities – non-current	¥ 6,348,890	$ 923,918	¥ 10,605,260
Weighted average remaining lease term	2 years 6 months	2 years 6 months	3 years 4 months 24 days
Weighted average discount rate	4.70%	4.70%	4.80%